Other accounts receivable, net - Aging of accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable aging
Impaired accounts receivable	$ 11,304	$ 17,809	$ 19,317	$ 24,612
Not impaired accounts receivable	508,479	478,467	427,403
Total accounts receivable	519,783	496,276	446,720
0-30 Days
Accounts receivable aging
Impaired accounts receivable	8,725	16,962	15,723
Not impaired accounts receivable	388,644	415,847	398,721
Total accounts receivable	397,369	432,809	414,444
31-60 Days
Accounts receivable aging
Not impaired accounts receivable	69,648	38,705	11,231
Total accounts receivable	69,648	38,705	11,231
61-90 Days
Accounts receivable aging
Not impaired accounts receivable	27,138	17,918	14,492
Total accounts receivable	27,138	17,918	14,492
91-120 Days
Accounts receivable aging
Impaired accounts receivable	2,579	847	3,594
Not impaired accounts receivable	23,049	5,997	2,959
Total accounts receivable	$ 25,628	$ 6,844	$ 6,553